                        METROPOLITAN SERIES FUND, INC.

                      SUPPLEMENT DATED SEPTEMBER 30, 2005

                                      TO

                         PROSPECTUS DATED MAY 1, 2005

                          MFS TOTAL RETURN PORTFOLIO

EFFECTIVE OCTOBER 1, 2005, IN THE SECTION OF THE PROSPECTUS DESCRIBING THE MFS TOTAL RETURN PORTFOLIO, THE SECOND AND THIRD PARAGRAPHS UNDER "PORTFOLIO MANAGEMENT" ARE DELETED AND REPLACED WITH THE FOLLOWING:

The Portfolio is managed by a team of portfolio managers, headed by Brooks A. Taylor, an MFS Vice President. The team is comprised of Michael W. Roberge, an MFS Executive Vice President; Kenneth J. Enright, Steven R. Gorham, and Richard
O. Hawkins, each an MFS Senior Vice President; and Alan T. Langsner and William
P. Douglas, each an MFS Vice President.

Mr. Taylor is the lead manager of the Portfolio. He has been employed in the MFS investment management area since 1996. Mr. Gorham is responsible for the Large Cap Value Equities portion of the Portfolio along with Mr. Taylor.
Mr. Gorham has been employed in the MFS investment management area since 1992. Mr. Enright and Mr. Langsner are responsible for the Multi-Cap Value Equities portion of the Portfolio. Mr. Enright has been employed in the MFS investment management area since 1986; Mr. Langsner, since 1999. Mr. Roberge and
Mr. Hawkins are responsible for the Debt Securities portion of the Portfolio. Mr. Roberge has been employed in the MFS investment management area since 1996; Mr. Hawkins, since 1988. Mr. Douglas is responsible for the Mortgage Backed Debt Securities portion of the Portfolio. Mr. Douglas has been employed in the MFS investment management area since 2004, prior to which he was a Vice President and Senior Mortgage Analyst at Wellington Management Company, LLP for ten years.

                        METROPOLITAN SERIES FUND, INC.

                      SUPPLEMENT DATED SEPTEMBER 30, 2005

                                      TO

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

                               DATED MAY 1, 2005

Effective October 1, 2005, in the section of the SAI entitled "Portfolio Managers," references to William J. Adams in the information provided for MFS Total Return Portfolio are deleted and replaced with the following:

Name of Portfolio  Other Accounts Managed                     Accounts with respect to which
Manager                                                       the advisory fee is based on the
                                                              performance of the account
                   ---------------------------------------------------------------------------
                   Category of    Number of   Total Assets in Number of      Total Assets in
                   Account        Accounts in Accounts in     Accounts in    Accounts in
                                  Category    Category        Category       Category
----------------------------------------------------------------------------------------------
Richard O. Hawkins Registered          1       $552,187,471        0               N/A
                   investment
                   companies
                   ---------------------------------------------------------------------------
                   Other pooled        0       N/A                 0               N/A
                   investment
                   vehicles
                   ---------------------------------------------------------------------------
                   Other accounts      0       N/A                 0               N/A

Information about accounts managed by Mr. Hawkins is effective as of August 31, 2005. In addition, as of August 31, 2005, Mr. Hawkins did not beneficially own equity securities of the MFS Total Return Portfolio.